Rule 497(e)
File Nos. 333-72042; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE CO
SEPARATE ACCOUNT 11
333-72042     HV-5776 - PremierSolutions Cornerstone
_____________________________
Supplement dated February 20, 2024 to your Prospectus dated May 1, 2023
This Supplement dated February 20, 2024 amends certain information contained in the Prospectus dated May 1, 2023.
Appendix A – Underlying Funds
Effective immediately, the Current Expenses for the below-listed funds shown in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 are updated as follows.
American Funds The New Economy Fund® - Class R3	Franklin U.S. Government Securities Fund - Class A1
Calvert Income Fund - Class A	MassMutual RetireSMART by JPMorgan 2060 Fund - Class R4
Federated Hermes Global Allocation Fund - Class A	Pioneer Strategic Income Fund - Class A
Franklin High Income Fund - Class A1	Timothy Plan Large/Mid-Cap Value Fund - Class A
Franklin Income Fund - Class A1
All other information contained in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 remains unchanged.
FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Global Large-Stock Growth	American Funds The New Economy Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.06%	-29.88%	4.60%	10.17%
US Fund Corporate Bond	Calvert Income Fund - Class A Adviser: Calvert Research and Management Subadviser: N/A	0.93%	-15.57%	0.61%	1.78%
US Fund Global Allocation	Federated Hermes Global Allocation Fund - Class A* Adviser: Federated Global Investment Management Corp Subadviser: Federated Investment Management Company	1.15%	-15.42%	2.17%	4.68%
US Fund High Yield Bond	Franklin High Income Fund - Class A1* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.76%	-9.00%	2.38%	3.21%

FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Allocation-- 50% to 70% Equity	Franklin Income Fund - Class A1* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.61%	-5.05%	4.78%	5.73%
US Fund Intermediate Government	Franklin U.S. Government Securities Fund - Class A1* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.75%	-10.32%	-0.80%	0.09%
US Fund Target-Date 2060	MassMutual RetireSMART by JPMorgan 2060 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.97%	-17.36%	4.76%	6.72%
US Fund Multisector Bond	Pioneer Strategic Income Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.11%	-13.12%	0.59%	2.01%
US Fund Mid-Cap Blend	Timothy Plan Large/Mid-Cap Value Fund - Class A* Adviser: Timothy Partners Ltd Subadviser: Westwood Management Corp	1.34%	-11.77%	7.91%	10.35%
* This Fund’s Current Expenses reflect a temporary fee reduction.
This Supplement must be accompanied by and read in conjunction with the current Prospectus dated May 1, 2023. Please read this Supplement carefully and retain it for future reference.

2023-PROSUPP-91-HV5776